Derivatives - Schedule of Notional Amount of Purchased Credit Derivatives (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Notional Amounts Of Credit Derivative Portfolios [Line Items]
Notional amount of credit protection sold	R$ (16,355)	R$ (10,444)
Notional amount of credit protection purchased with identical underlying amount	3,705	2,295
Net position	(12,650)	(8,149)
Credit default swaps [member]
Disclosure Of Information About Notional Amounts Of Credit Derivative Portfolios [Line Items]
Notional amount of credit protection sold	(8,501)	(6,283)
Notional amount of credit protection purchased with identical underlying amount	3,705	2,295
Net position	(4,796)	(3,988)
Total return swap [Member]
Disclosure Of Information About Notional Amounts Of Credit Derivative Portfolios [Line Items]
Notional amount of credit protection sold	(7,854)	(4,161)
Net position	R$ (7,854)	R$ (4,161)